STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative) - USD ($)	1 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized		20,000,000,000	20,000,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock, shares issued		7,459,909,231	6,427,495,360
Common stock, shares outstanding		7,459,909,231	6,427,395,360
Stock Issued For Settlement Of Dispute [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other	297,000,000
Stock Issued During Period, Value, Other	$ 1,989,900
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		2,000,000	2,000,000
Preferred stock, par value		$ 0.01	$ 0.01
Preferred stock, shares issued		88,335	88,335
Preferred stock, shares outstanding		88,335	88,335